                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year / Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ____
 This Amendment (Check only one.):   [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Edward Jones Trust Company
Address:   12555 Manchester Road
           St. Louis, Missouri 63131

Form 13F File Number: 28-06321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin J. Huonker
Title:     Officer
Phone:     314-515-3379

Signature, Place, and Date of Signing:

     /s/ Kevin J. Huonker         St. Louis, Missouri      November 12, 2012
     -----------------------   ----------------------    -------------------
     [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------                ----
28-14470                            The Jones Financial Companies, L.L.L.P.